12. INCOME TAXES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
INCOME TAXES

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	2013	2012
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$1,124,700	$1,009,000
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	281,000	281,000
Asset retirement obligation	52,300	41,500
	1,475,500	1,349,000
Valuation allowance	(1,475,500)	(1,349,000)
Net deferred tax asset	$–	$–

Upon continuation to Canada in 2004, all losses carried forward at that time expired. As of December 31, 2013, the Company had available to offset future taxable income and net Canadian operating loss carry-forwards of approximately $4.5 million. The carry-forwards will begin expiring in 2014 unless utilized in earlier years. The Company also has approximately $9.0 million in Canadian oil and gas dedication pools that can be used to offset income of future periods.

The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and this causes a change in management's judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income. During the years ended December 31, 2013, 2012 and 2011, changes in valuation allowance was $126,500, $54,500 and $56,500, respectively.

The (benefit) provision for income taxes differs from the amount of income tax determined by applying the applicable Canadian statutory federal income tax rate to pre-tax loss as a result of the following differences:

	2013		2012		2011
Statutory federal income tax rate	(23%	)	(25%	)	(27%	)
Change in valuation allowance	(9%	)	(5%	)	(5%	)
Non-deductible stock-based compensation	3%		1%		2%
Non-deductible change in fair value of derivative Liability	32%		30%		30%
Effect of foreign exchange	(1%	)	1%		2%
Effect of reduction in income tax rate	(2%	)	(2%	)	(2%	)
	-%		-%		-%

The Company has evaluated its tax positions for the years ended December 31, 2013, 2012 and 2011 and determined that it has no uncertain tax positions requiring financial statement recognition.

Under ASC 740-10-25, the impact of an uncertain income tax position on income tax expense must be recognized at the largest amount that is more-likely-than-not to be sustained. An uncertain income tax position will not be recognized if it has 50% or less likelihood of being sustained.

We accrue interest and penalties on our uncertain tax positions as a component of our provision for income taxes. There was no amount of interest and penalties recognized as an expense during 2013 or 2012.

Our income tax returns are generally considered closed to examination when we file a notice of determination with the taxing authority. No such notice has been filed to date.